Operations and reorganization (Details 2)		1 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) Partnership fund	Jun. 30, 2015 USD ($) Partnership fund	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Jun. 29, 2015	Dec. 31, 2012 USD ($)
Operations and reorganization
Allocated expenses from SINA				$ 24,678,000	$ 42,360,000		$ 44,305,000
Interest-free loans to the VIE's shareholders				10,000,000	10,500,000
Aggregate accumulated losses				32,800,000	22,200,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term Investments				335,879,000	451,279,000
Property and equipment, net				22,850,000	30,874,000	[1]
Goodwill			$ 7,517,000	11,117,000	11,652,000	[1]	7,517,000
Intangible assets				1,966,000	3,539,000	[1]
Long-term investments			22,255,000	294,679,000	63,777,000	[1]	22,255,000			$ 16,050,000
Accrued liabilities				154,964,000	87,595,000
Amount due to SINA				12,188,000	24,279,000	[1]
Deferred revenues				39,091,000	20,957,000	[1]
Results of operations of the VIEs and their subsidiaries
Net revenues				477,891,000	334,172,000	[2]	188,313,000	[2]
Net income (loss)				34,745,000	(65,325,000)	[2]	(39,790,000)	[2]
Cash flows of the VIE and its subsidiary
Net cash provided by operating activities				181,971,000	(19,412,000)	[3]	(1,950,000)	[3]
Net cash used in investing activities				(228,310,000)	13,917,000	[3]	(161,647,000)	[3]
Net cash used in financing activities				4,959,000	43,663,000	[3]	408,214,000	[3]
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs				0	0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries				$ 51,900,000	47,400,000
Term of loan agreements				10 years
Service fees revenue charged to VIE				$ 232,400,000	187,800,000		79,200,000
Term of trademark license agreements				1 year
SINA
Operations and reorganization
Allocated expenses from SINA				$ 24,678,000	42,360,000		44,305,000
Assets and liabilities of the VIEs and their subsidiaries
Amount due to SINA				12,188,000	24,279,000
SINA | Transfer of Equity Interest in Weibo Interactive
Cash flows of the VIE and its subsidiary
Consideration for transfer of equity interest to Group			$ 10,100,000
SINA | Transfer of Equity Interest in Weibo Funds
Cash flows of the VIE and its subsidiary
Number of funds purchased | fund	2	2
Consideration for transfer of equity interest to Group	$ 22,000,000	$ 22,000,000
Consolidated VIEs
Operations and reorganization
Allocated expenses from SINA				8,400,000	16,100,000		37,200,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term Investments				129,154,000	10,674,000
Accounts receivable				120,937,000	118,891,000
Property and equipment, net				1,277,000	2,092,000
Goodwill				10,821,000	11,357,000
Intangible assets				1,966,000	3,539,000
Prepayment for long-term investments				1,660,000	3,481,000
Deferred tax assets				1,493,000	31,000
Long-term investments				38,104,000	37,594,000
Others				26,838,000	12,409,000
Total assets				332,250,000	200,068,000
Accrued liabilities				66,075,000	34,439,000
Amount due to SINA				8,465,000	24,076,000
Amount due to the subsidiaries of the Group				232,006,000	121,977,000
Deferred revenues				29,567,000	14,117,000
Income tax payable				3,257,000	2,000
Deferred tax liability				477,000	873,000
Others				25,000	301,000
Total liabilities				339,872,000	195,785,000
Results of operations of the VIEs and their subsidiaries
Net revenues				391,568,000	298,767,000		169,819,000
Net income (loss)				(10,572,000)	(6,351,000)		23,189,000
Cash flows of the VIE and its subsidiary
Net cash provided by operating activities				158,290,000	14,198,000		32,877,000
Net cash used in investing activities				(39,965,000)	(9,552,000)		(11,004,000)
Net cash used in financing activities					(5,997,000)		(13,037,000)
Net increase (decrease) in cash and cash equivalents				118,325,000	(1,351,000)		8,836,000
Amount of advertising and marketing service provided by the VIEs to the related parties				183,700,000	135,100,000		51,500,000
SINA
Cash flows of the VIE and its subsidiary
Number of limited liability partnerships | Partnership	2	2
SINA | Weibo Funds, one
Cash flows of the VIE and its subsidiary
Equity interest percentage owned by parent									55.00%
SINA | Weibo Funds, two
Cash flows of the VIE and its subsidiary
Equity interest percentage owned by parent									85.00%
Cost of revenues
Operations and reorganization
Allocated expenses from SINA							14,760,000
Sales and marketing
Operations and reorganization
Allocated expenses from SINA				1,263,000	17,417,000		6,074,000
Product development
Operations and reorganization
Allocated expenses from SINA				19,531,000	18,362,000		19,256,000
General and administrative
Operations and reorganization
Allocated expenses from SINA				$ 3,884,000	$ 6,581,000		$ 4,215,000

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[3]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).